UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

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Investment Company Act File number 811-09134

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MANOR INVESTMENT FUNDS, INC.

15 Chester Commons

Malvern, PA  19355

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AGENT FOR SERVICE:

Daniel A. Morris

Manor Investment Funds, Inc.

15 Chester Commons

Malvern, Pa  19355

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Registrant's telephone number, including area code: 1-610-722-0900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Form N-Q is to be used by a registered management investment company, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

	Manor Fund
	Schedule of Investments
	September 30, 2012 (Unaudited)

Shares		Value

COMMON STOCKS - 99.04%

Beverages - 3.73%
2,260	Pepsico, Inc.	$ 159,940

Computer & Office Equipment - 4.83%
999	International Business Machine Corp.	207,243

Construction, Mining & Materials Handling Machinery & Equipment - 2.22%
1,604	Dover Corp.	95,422

Crude Petroleum & Natural Gas - 2.86%
1,425	Occidental Petroleum Corp.	122,636

Drilling Oil & Gas Wells - 1.69%
1,100	Diamond Offshore Drilling, Inc.	72,391

Electric & Other Services Combined - 1.42%
1,717	Exelon Corp.	61,091

Electrical Work - 3.39%
5,897	Quanta Services, Inc. *	145,656

Electronic Connectors - 4.71%
3,431	Amphenol Corp. Class-A	202,017

Fire, Marine & Casualty Insurance - 3.90%
2,196	Chubb Corp.	167,511

Gold & Silver Ores - 2.95%
2,260	Newmont Mining Corp.	126,594

Hospital & Medical Service Plans - 1.80%
1,334	Wellpoint, Inc.	77,385

Instruments For Measuring & Testing of Electricity - 2.42%
2,705	Agilent Technologies, Inc.	104,007

Investment Advice - 2.59%
890	Franklin Resources, Inc.	111,312

Life Insurance - 3.15%
3,921	MetLife, Inc.	135,118

Miscellaneous Industrial & Commercial Machinery & Equipment - 2.76%
2,505	Eaton Corp.	118,411

National Commercial Banks - 2.72%
2,886	JP Morgan Chase & Co.	116,825

Oil & Gas Field Machinery & Equipment - 3.00%
1,607	National Oilwell Varco, Inc.	128,737

Perfumes, Cosmetics & Other Toilet Preparations - 4.76%
1,906	Colgate Palmolive Co.	204,361

Petroleum Refining - 3.12%
4,221	Valero Energy Corp.	133,721

Pharmaceutical Preparations - 6.47%
3,812	Endo Pharmaceuticals Holdings, Inc. *	120,917
1,843	Watson Pharmaceuticals, Inc. *	156,950
		277,867
Public Building & Related Furniture - 2.97%
3,022	Be Aerospace, Inc. *	127,256

Railroads, Line-Haul Operating - 3.50%
2,360	Norfolk Southern Corp.	150,167

Retail-Variety Stores - 4.23%
2,460	Wal-Mart Stores, Inc.	181,548

Rubber & Plastics Footwear - 4.58%
2,069	Nike, Inc. Class-B	196,369

Semiconductors & Related Devices - 3.19%
6,365	Applied Materials, Inc.	71,065
2,904	Intel Corp.	65,790
		136,855
Services-Miscellaneous Amusement & Recreation - 4.47%
3,667	Walt Disney Co.	191,711

Services-Prepackaged Software - 3.20%
4,610	Microsoft Corp.	137,194

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 1.22%
1,367	Nucor Corp.	52,301

Telephone Communications (No Radio Telephone) - 3.13%
3,558	AT&T, Inc.	134,137

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 4.07%
4,510	AmerisourceBergen Corp.	174,582

TOTAL FOR COMMON STOCKS (Cost $3,205,925) - 99.04%		$ 4,250,365

SHORT TERM INVESTMENTS - 1.03%
44,330	First American Government Obligation Fund Class Y 0.02% ** (Cost $44,330)	44,330

TOTAL INVESTMENTS (Cost $3,250,255) - 100.07%		$ 4,294,695

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.07%)		(3,001)

NET ASSETS - 100.00%		$ 4,291,694

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2012.

NOTES TO FINANCIAL STATEMENTS
Manor Fund
1. SECURITY TRANSACTIONS

At September 30, 2012 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,250,255 amounted to $1,044,440, which consisted of aggregate gross unrealized appreciation of $1,199,974 and aggregate gross unrealized depreciation of $155,534.

2.SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$4,250,365	$0	$0	$4,250,365
Exchange Traded Funds	$0	$0	$0	$0
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$44,330	$0	$0	$44,330
Total	$4,294,695	$0	$0	$4,294,695

	Manor Growth Fund
	Schedule of Investments
	September 30, 2012 (Unaudited)

Shares		Value

COMMON STOCKS - 97.70%

Beverages - 2.91%
4,171	Constellation Brands, Inc. Class-A *	$ 134,932

Biological Products (No Diagnostic Substances) - 2.54%
1,775	Gilead Sciences, Inc. *	117,736

Calculating & Accounting Machines (No Electronic Computers) - 1.82%
3,032	Verifone Systems, Inc. *	84,441

Communications Services - 4.16%
3,676	DirecTV Group, Inc. Class-A *	192,843

Crude Petroleum & Natural Gas - 1.70%
2,269	Southwestern Energy Co. *	78,916

Electronic Computers - 6.68%
464	Apple, Inc.	309,537

Engines & Turbines - 4.13%
2,077	Cummins, Inc.	191,520

Fire, Marine & Casualty Insurance - 3.72%
2,278	Ace Ltd.	172,217

Iron & Steel Foundries - 4.37%
1,239	Precision Castparts Corp.	202,378

Leather & Leather Products - 2.87%
2,369	Coach, Inc.	132,711

Measuring & Controlling Devices - 3.46%
2,725	Thermo Fisher Scientific, Inc.	160,312

Oil & Gas Field Services - 2.00%
1,284	Schlumberger Ltd.	92,872

Optical Instruments & Lenses - 2.46%
2,392	KLA Tencor Corp.	114,110

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 3.85%
1,660	Edwards Lifesciences Corp. *	178,234

Petroleum Refining - 2.34%
2,017	Hess Corp.	108,353

Pharmaceutical Preparations - 4.85%
2,003	Abbot Laboratories	137,326
1,145	Celgene Corp. *	87,478
		224,804
Retail-Drug Stores & Proprietary Stores - 4.18%
3,095	Express Scripts, Inc. Class-C *	193,840

Retail-Home Furniture, Furnishings & Equipment Stores - 3.14%
2,312	Bed Bath & Beyond, Inc. *	145,656

Retail-Variety Stores - 3.30%
3,163	Dollar Tree, Inc. *	152,741

Search, Detection, Navigation, Guidance, Aeronautical Systems - 2.20%
1,989	Harris Corp.	101,877

Semiconductors & Related Devices - 6.69%
3,370	Intel Corp.	76,347
3,746	Texas Instruments, Inc.	103,304
3,892	Xilinx, Inc.	130,032
		309,683
Services-Business Services - 4.83%
496	MasterCard, Inc.	223,934

Services-Computer Programming, Data Processing, Etc. - 3.80%
233	Google, Inc. *	175,799

Services-Prepackaged Software - 5.88%
3,152	Microsoft Corp.	93,803
5,681	Oracle Corp.	178,724
		272,527
Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 6.64%
3,152	Church & Dwight Co., Inc.	170,176
1,984	Procter & Gamble Co.	137,610
		307,786
Wholesale-Motor Vehicles & Motor Vechicle Parts & Supplies - 3.14%
7,880	LKQ Corp. *	145,583

TOTAL FOR COMMON STOCKS (Cost $3,198,147) - 97.70%		$ 4,525,342

SHORT TERM INVESTMENTS - 2.41%
111,436	First American Government Obligation Fund Class Y 0.02% ** (Cost $111,436)	111,436

TOTAL INVESTMENTS (Cost $3,309,583) - 100.10%		4,636,778

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.10%)		(4,755)

NET ASSETS - 100.00%		$ 4,632,023

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2012

NOTES TO FINANCIAL STATEMENTS
Manor Growth Fund
1. SECURITY TRANSACTIONS

At September 30, 2012 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,309,583 amounted to $1,327,195, which consisted of aggregate gross unrealized appreciation of $1,487,573 and aggregate gross unrealized depreciation of $160,378.

2.SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$4,525,342	$0	$0	$4,525,342
Exchange Traded Funds	$0	$0	$0	$0
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$111,436	$0	$0	$111,436
Total	$4,636,778	$0	$0	$4,636,778

	Manor Bond Fund
	Schedule of Investments
	September 30, 2012 (Unaudited)

Shares		Value

US TREASURY NOTES - 99.13%
250,000	US Treasury Note 0.500% Due 11/15/2013	$ 250,811
225,000	US Treasury Note 0.500% Due 11/30/2012	225,141
375,000	US Treasury Note 1.000% Due 03/31/2017	382,617
350,000	US Treasury Note 1.250% Due 10/31/2015	359,844
250,000	US Treasury Note 1.375% Due 11/30/2018	257,812
200,000	US Treasury Note 3.875% Due 02/15/2013	202,773
		$ 1,678,998
TOTAL FOR US TREASURY NOTES (Cost $1,640,150) - 99.13%

SHORT TERM INVESTMENTS - 0.83%
13,996	First American Treasury Obligation Class Y 0.00% * (Cost $29,635)	13,996

TOTAL INVESTMENTS (Cost $1,654,146) - 99.95%		1,692,994

OTHER ASSETS LESS LIABILITIES - 0.05%		797

NET ASSETS - 100.00%		$ 1,693,791

* Variable rate security; the coupon rate shown represents the yield at September 30, 2012.

NOTES TO FINANCIAL STATEMENTS
Manor Bond Fund
1. SECURITY TRANSACTIONS
At September 30, 2012 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,654,146 amounted to $38,848, which consisted of aggregate gross unrealized appreciation of
$39,436 and aggregate gross unrealized depreciation of $588.

2.SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review by the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$0	$0	$0	$0
Exchange Traded Funds	$0	$0	$0	$0
US Treasury Notes	$1,678,998	$0	$0	$1,678,998
Cash Equivalents	$13,996	$0	$0	$13,996
Total	$1,692,994	$0	$0	$1,692,994

Item 2. Controls and Procedures

(a)  The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures(as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph,  based on the  evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or  15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the  registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the  registrant's second fiscal half-year that has materially  affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the under-signed, thereunto duly authorized.

/s/ Daniel A. Morris

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Daniel A. Morris

President

November 26, 2012

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Daniel A. Morris

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Daniel A. Morris

President

November 26, 2012